CAPITAL STOCK (Details) (USD $)	12 Months Ended		3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Balance, December 31, 2013	65,430	65,430
Issued
Cancelled/Forfeited
Balance, December 31, 2014	65,430	65,430
Balance, December 31, 2013	$ 18.00	$ 18.00
Issued
Cancelled/Forfeited
Balance, December 31, 2014	$ 18.00	$ 18.00
Balance, December 31, 2013		6 years 18 days
Issued	0 years	0 years
Cancelled/Forfeited	0 years	0 years
Balance, December 31, 2014	4 years 15 days	5 years 15 days
SharePurchaseWarrants[Member]
Balance, December 31, 2013	149,452		2,659,417
Issued	2,546,132		62,090,975
Exercised
Extinguished or expired	(36,167)		(7,500)
Balance, December 31, 2014	2,659,417		64,742,892
Balance, December 31, 2013	$ 25.85
Issued	$ 1.30		$ 1.03
Exercised
Extinguished or expired	$ 40.00		$ 50.00
Balance, December 31, 2014	$ 1.83		$ 1.01
Balance, December 31, 2013	2 years 9 months 4 days		4 years 1 month 24 days
Issued	4 years 2 months 23 days		3 years 11 months 16 days
Exercised	0 years
Extinguished or expired	0 years
Balance, December 31, 2014	4 years 1 month 24 days		3 years 11 months 12 days